IFRS 7 Disclosure (Summary of Deposit Funding) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
DisclosureOfDepositsTable [Table]
Funds from Deposits	$ 958,882	$ 975,433
Canadian [member] | P&C Deposits [member]
DisclosureOfDepositsTable [Table]
Funds from Deposits	533,989	529,078
U.S. [member] | P&C Deposits [member]
DisclosureOfDepositsTable [Table]
Funds from Deposits	$ 424,893	$ 446,355